Loans and Allowances for Loan Losses 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Major Classifications of loans [Line Items]
Total loans	$ 1,449,223	$ 1,284,887
Plus - Net deferred loan costs	9,549	7,634
Loans and Leases Receivable, Allowance	(17,317)	(16,095)	(15,635)
Loans - net	1,441,455	1,276,426
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Balance at the beginning of period		15,635	14,232
Loans charged off	(4,203)	(4,563)	(5,998)
Recoveries of loans charged off	1,125	1,248	1,251
Provision for loan losses	4,300	3,775	6,150
Balance at the end of period			15,635
Commercial and industrial [Member]
Major Classifications of loans [Line Items]
Total loans	213,467	198,744
Loans and Leases Receivable, Allowance	(3,261)	(6,393)	(6,364)
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Loans charged off	907	2,082
Recoveries of loans charged off	168	153
Provision for loan losses	(2,393)	1,958
Mortgages Commercial [Member]
Major Classifications of loans [Line Items]
Total loans	525,413	467,413
Loans and Leases Receivable, Allowance	(1,837)	(994)	(1,371)
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Loans charged off	746	263
Recoveries of loans charged off	3	0
Provision for loan losses	1,586	(114)
Mortgages Residential - first lien [Member]
Major Classifications of loans [Line Items]
Total loans	286,972	256,173
Loans and Leases Receivable, Allowance	(2,642)	(1,786)	(1,304)
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Loans charged off	673	324
Recoveries of loans charged off	18	142
Provision for loan losses	1,511	664
Mortgages Residential - junior lien [Member]
Major Classifications of loans [Line Items]
Total loans	100,099	101,877
Loans and Leases Receivable, Allowance	(466)	(521)	(563)
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Loans charged off	48	31
Recoveries of loans charged off	47	9
Provision for loan losses	(54)	(20)
Consumer Automobile - Indirect [Member]
Major Classifications of loans [Line Items]
Total loans	283,836	227,541
Loans and Leases Receivable, Allowance	(6,730)	(4,839)	(4,196)
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Loans charged off	1,341	1,345
Recoveries of loans charged off	544	700
Provision for loan losses	2,688	1,288
Consumer Other [Member]
Major Classifications of loans [Line Items]
Total loans	18,323	25,583
Loans and Leases Receivable, Allowance	(940)	(916)	(1,155)
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Loans charged off	488	518
Recoveries of loans charged off	345	244
Provision for loan losses	167	35
Loans held for sale [Member]
Major Classifications of loans [Line Items]
Total loans	21,113	7,556
Loans and Leases Receivable, Allowance	0	0	0
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	0	0
Unallocated Financing Receivables [Member]
Major Classifications of loans [Line Items]
Loans and Leases Receivable, Allowance	(1,441)	(646)	(682)
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	$ 795	$ (36)